Share-based payments - Schedule of Fair Value of the Options on the Grant Date Using the Black-scholes Option Pricing Model (Details)	6 Months Ended
Jun. 30, 2026 year $ / shares
2026 Stock Options Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	75.00%
Expected dividend yield	0.00%
Forfeiture rate	0.00%
Share price (in dollars per share) | $ / shares	$ 5.57
2026 Stock Options Grant | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life:	2.7
2026 Stock Options Grant | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life:	3
2026 Stock Options Grant | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life:	3.5
2025 Stock Options Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	65.00%
Expected dividend yield	0.00%
Forfeiture rate	0.00%
Share price (in dollars per share) | $ / shares	$ 4.56
2025 Stock Options Grant | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life:	2.61
2025 Stock Options Grant | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life:	3
2025 Stock Options Grant | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life:	3.49
Bottom of range | 2026 Stock Options Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	3.74%
Bottom of range | 2025 Stock Options Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	3.60%
Top of range | 2026 Stock Options Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	3.75%
Top of range | 2025 Stock Options Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	3.62%